4. ACQUISITION OF 42WEST (Details Narrative)	6 Months Ended
Jun. 30, 2017 USD ($)
Acquisition Of 42west Details Narrative
Customer relationships	$ 5,980,000
Assigned to trade	2,760,000
Assigned to non-competition agreements	370,000
Acquisition expenses	287,708
Acquisition related costs	$ 287,708